ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Advance from end users	$ 10,747	66,679	40,578
Business tax and other taxes payable	703	4,360	4,031
Deferred government grant	2,259	14,016	17,925
Professional fees payable	1,825	11,323	15,442
Promotional events payables	1,752	10,869	3,752
Advertising and sponsorship payable	365	2,267	902
Others	1,365	8,478	5,616
Accrued expenses and other current liabilities, Total	$ 19,016	117,992	88,246